Cash and Bank Balances	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
24.	CASH AND BANK BALANCES

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Cash and cash equivalents as stated in the consolidated statements of cash flows	1,038,048	893,100	122,354
Restricted cash	24,537	24,633	3,375
Time deposits with original maturity of more than three months	31,248	343,478	47,056
Cash and bank balances as stated in the consolidated statements of financial position	1,093,833	1,261,211	172,785
Denominated in:
RMB	711,252	298,922	40,952
US$	376,534	947,012	129,740
HK$	3,724	13,812	1,892
Others	2,323	1,465	201
Total	1,093,833	1,261,211	172,785

At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB298,922 (US$40,952) (2023: RMB711,252). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, and Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Time deposits with original maturity of more than three months earn interest at fixed interest rates for varying periods of between two years and three years. The bank balances are deposited with creditworthy banks with no recent history of default.